Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Operating Activities:
(Loss) income before income taxes from continuing operations	$ (6,129,007)	$ (12,165,823)	$ 2,441,939
Income before income taxes from discontinued operations		75,416,214	11,658,624
Adjustments to reconcile income or loss before income taxes to net cash provided by operating activities:
Share of loss (income) of associates and joint ventures	4,086,628	7,378,249	(3,671,877)
Depreciation and amortization	21,469,152	21,239,306	21,418,369
Other amortization of assets	422,065	353,232	329,144
Impairment of long-lived assets	69,467		225,136
Loss (gain) on disposition of property and equipment	233,612	(131,683)	(279,593)
Impairment loss on trade accounts receivable and other receivables	1,107,996	1,172,555	1,276,990
Post-employment benefits	87,657	151,389	259,291
Interest income	(675,550)	(89,268)	(60,174)
Share-based compensation expense	748,500	1,665,909	1,088,413
Other finance loss, net	134,847	110,739	1,183,180
Gain on disposition of discontinued operations		(75,192,421)
Gain on disposition of investments, net			(4,547,029)
Other income	(734,421)
Interest expense	7,654,334	9,459,377	9,135,531
Lawsuit settlement agreement		418,734
Unrealized foreign exchange (gain) loss, net	(3,740,149)	(999,499)	1,805,986
Total	24,735,131	28,787,010	42,263,930
Decrease (increase) in trade accounts receivable	523,619	(4,176,638)	(2,000,397)
(Increase) decrease in transmission rights	(456,857)	1,241,568	(6,049,514)
Decrease in due from related parties, net	1,708,178	4,987,868	18,959
Decrease (increase) in inventories	564,745	(588,954)	(571,281)
Decrease (increase) in other accounts receivable and other current assets	1,271,583	(2,217,989)	(2,882,822)
(Decrease) increase in trade accounts payable and accrued expenses	(3,216,450)	(122,945)	850,760
(Decrease) increase in deferred revenue and customer advances	(734,349)	267,237	3,060,769
(Decrease) increase in other liabilities and taxes payable	(2,316,886)	(3,027,186)	2,877,152
Increase (decrease) in post-employment benefits	136,993	(564,382)	923,196
Income taxes paid	(7,014,309)	(12,118,014)	(9,166,602)
Total	(9,533,733)	(16,319,435)	(12,939,780)
Net cash provided by operating activities	15,201,398	12,467,575	29,324,150
Investing activities:
Disposition of investments in financial instruments			2,014,371
Disposition of OCEN and Radipolis			4,625,291
Proceeds from disposition of discontinued operations		66,095,454
Long-term credit with related party		(5,738,832)
Disposition or investment in joint ventures	45,556	(7,922)	122,227
Dividends from preferred shares	716,905	752,556
Release of holdback payment of OCEN		364,420
Investment in other equity instruments			(1,122,178)
Dividends received	8,000	10,000	10,000
Investments in property, plant and equipment	(14,708,016)	(17,315,387)	(23,267,847)
Disposition of property, plant and equipment	48,873	264,163	672,424
Non-current trade account receivable		87,663
Other investments in intangible assets	(1,869,707)	(1,807,183)	(1,899,464)
Net cash (used in) provided by investing activities	(15,758,389)	42,704,932	(18,845,176)
Financing activities:
Partial prepayment of Senior Notes due 2025, 2026, 2045, 2046 and 2049	(4,718,250)	(10,099,581)
Repurchase of Senior Notes due 2043	(181,731)
Prepayment of long-term loans from Mexican banks		(6,000,000)
Proceeds from Mexican banks long-term loans	400,000		2,650,000
Repayment of Mexican peso debt		(610,403)	(242,489)
Prepayment of Mexican peso debt related to Sky	(1,400,000)		(1,750,000)
Payments of lease liabilities	(1,793,602)	(1,690,311)	(1,728,753)
Interest paid	(7,553,938)	(8,893,000)	(8,258,243)
Funding for acquisition of shares of the Long-term Retention Plan	(86,000)	(648,242)	(328,500)
Repurchases of CPOs under a share repurchase program	(1,197,082)	(629,326)
Repurchase of capital stock	(172,976)	(980,410)	(774,073)
Sale of capital stock	172,976	980,410	774,073
Dividends paid	(1,027,354)	(1,053,392)	(1,053,392)
Dividends paid of non-controlling interests			(328,774)
Derivative financial instruments	(195,055)	(145,131)	(2,692,241)
Net cash used in financing activities	(17,753,012)	(29,769,386)	(13,732,392)
Effect of exchange rate changes on cash and cash equivalents	(234,637)	(100,344)	23,540
Net (decrease) increase in cash and cash equivalents	(18,544,640)	25,302,777	(3,229,878)
Cash and cash equivalents at beginning of year	51,130,992	25,828,215	29,058,093
Cash and cash equivalents at end of year	$ 32,586,352	$ 51,130,992	$ 25,828,215